Commitments, Guarantees and Pledged Assets - Additional Information (Detail) - CAD ($)	Oct. 31, 2023	Oct. 31, 2022
Underwriting commitments [member]
Disclosure of commitments and contingencies [Line Items]
Underwriting commitments	$ 12,000,000	$ 936,000,000
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Securities lending transactions with third parties	68,400,000,000	77,000,000,000
Private equity funds 1 [member] | Top of range [member] | Investment commitments [member]
Disclosure of commitments and contingencies [Line Items]
Commitments	581,000,000	462,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	6,600,000,000	9,500,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member] | Bank of new york mellon [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	$ 79,500,000,000	$ 90,500,000,000